Variable Interest Entities (Details) (Not primary beneficiary, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012 item
Not primary beneficiary
Variable interest entities
Number of entities in which the entity has variable interests	1
Number of aircrafts sold to each entities	1
Credit facility, amount outstanding	$ 6.5
Maximum exposure to loss for the entities	$ 6.5